Condensed Statements of Operations and Other Comprehensive Income (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Revenue	$ 134,605	$ 85,792	$ 316,931	$ 471,078	$ 654,354	$ 951,559
Cost of goods sold	26,481	19,773	149,130	199,307	303,982	385,323
Gross Margin	108,124	66,019	167,801	271,771	350,372	566,236
General and administrative expense	733,074	861,098	4,684,130	1,589,522	3,399,339	4,882,549
Operations expense	292,856	202,799	928,062	375,429	846,687	972,830
Sales and marketing expense	137,784	66,720	348,848	439,703	503,989	1,178,305
Interest expense	3	51,804	3	394,641	390,887	377,719
Total expense	1,163,717	1,182,421	5,961,043	2,799,295	5,140,902	7,399,804
Net loss available to common shareholders	(1,055,593)	(1,116,402)	(5,793,242)	(2,527,524)	$ (4,790,530)	$ (6,833,568)
Unrealized gain (loss) from marketable securities	(1,299)		4,579
Comprehensive loss	$ (1,056,892)	$ (1,116,402)	$ (5,788,663)	$ (2,527,524)
Loss per common share - basic and diluted (in dollars per share)	$ (0.32)	$ (7.09)	$ (2.57)	$ (18.39)	$ (30.86)	$ (57.13)
Weighted average shares used in computation - basic and diluted (in shares)	3,320,139	157,445	2,250,315	137,428	155,233	119,619